UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-22467

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas (Address of principal executive offices)	77002 (Zip code)

David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

Item 1:  Schedule of Investments

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 115.5%
Equity Investments(1) — 96.2%
United States — 91.9%
Midstream Company(2)(3) — 56.9%
Capital Product Partners L.P.(4)	801	$7,790
CenterPoint Energy, Inc.	1,300	20,620
DHT Holdings, Inc.	782	3,634
El Paso Corporation(5)	1,002	18,639
Enbridge Energy Management, L.L.C.(6)	83	5,580
Kinder Morgan Management, LLC (6)	314	20,622
Kinder Morgan, Inc.(7)	938	28,603
Knightsbridge Tankers Limited	313	7,632
National Fuel Gas Company(5)	87	6,376
NiSource Inc.	1,153	22,099
ONEOK, Inc.(5)	810	52,286
Plains All American GP LLC — Unregistered(8)(9)	7	10,605
Questar Corporation	246	4,401
Sempra Energy(5)	25	1,309
Southern Union Company	178	5,068
Spectra Energy Corp.	496	13,263
Targa Resources Corp.	473	15,514
Teekay Offshore Partners L.P.(4)	476	13,688
Teekay Tankers Ltd.	1,285	13,736
The Williams Companies, Inc.(5)	1,526	46,322

		317,787

Midstream MLP(2)(3)(10) — 28.5%
Buckeye Partners, L.P.	248	16,098
Buckeye Partners, L.P. — Unregistered, Class B Units(6)(8)	268	14,952
Chesapeake Midstream Partners, L.P.	50	1,302
Copano Energy, L.L.C.(5)	68	2,480
Crestwood Midstream Partners LP	15	456
Crestwood Midstream Partners LP — Unregistered(8)	77	2,258
DCP Midstream Partners, LP	44	1,866
Energy Transfer Equity, L.P.(5)	50	2,009
Energy Transfer Partners, L.P.(5)	301	16,525
Enterprise Products Partners L.P.(5)	360	15,684
Exterran Partners, L.P.	71	2,109
Global Partners LP	183	4,986
Magellan Midstream Partners, L.P.(5)	149	8,979
MarkWest Energy Partners, L.P.(5)	237	10,628
Niska Gas Storage Partners LLC	68	1,378
ONEOK Partners, L.P.	11	881
PAA Natural Gas Storage, L.P.	42	1,026
PAA Natural Gas Storage, L.P. — Unregistered(8)	1,168	26,534
Regency Energy Partners LP	184	5,107
Targa Resources Partners LP	6	195
Williams Partners L.P.	459	23,828

		159,281

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Other Energy — 4.1%
CONSOL Energy Inc.(5)	28	$1,400
Penn Virginia Corporation(5)	90	1,464
PPL Corporation	165	8,792
The Southern Company	300	11,433

		23,089

Other — 2.4%
Navios Maritime Partners L.P.(4)	152	3,013
Seaspan Corporation — 9.5% Series C Cumulative
Redeemable Perpetual Preferred Shares(7)	400	10,612

		13,625

Total United States (Cost — $472,236)		513,782

Canada — 4.3%
Midstream(2) — 3.1%
Enbridge Inc.	111	6,646
Keyera Corp.	100	3,889
Provident Energy Ltd.	167	1,415
Veresen Inc.	350	4,691
Westshore Terminals Investment Corporation	33	739

		17,380

Other Energy — 1.2%
Macquarie Power and Infrastructure Corporation	94	795
Northland Power Inc.	353	5,805

		6,600

Total Canadian (Cost — $22,551)		23,980

Total Equity Investments (Cost — $494,787)		537,762

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Debt Investments — 19.3%
United States — 16.2%
Upstream — 9.3%
Antero Resources LLC	9.375%	12/1/17	$11,478	$12,396
Carrizo Oil & Gas, Inc.	8.625	10/15/18	12,000	12,750
Chaparral Energy, Inc.	8.875	2/1/17	8,000	8,440
Chaparral Energy, Inc.	8.250	9/1/21	750	763
Comstock Resources, Inc.	7.750	4/1/19	3,000	3,015
Southern Pacific Resource Corp.	(11)	1/15/16	8,000	8,160
Rosetta Resources Inc.	9.500	4/15/18	6,000	6,645

				52,169

Coal — 3.4%
Foresight Energy LLC	9.625	8/15/17	12,391	13,320
Patriot Coal Corporation	8.250	4/30/18	5,000	5,350

				18,670

Midstream(2) — 2.3%
Crestwood Holdings Partners, LLC	(12)	10/1/16	5,413	5,602
Navios Maritime Acquisition Corporation	8.625	11/1/17	7,000	7,298

				12,900

Other — 0.9%
Navios Maritime Holdings Inc.	8.125	2/15/19	5,000	5,000

Other Energy — 0.3%
Basic Energy Services, Inc.	7.750	2/15/19	1,750	1,816

Total United States (Cost — $88,281)				90,555

Canada — 3.1%
Midstream(2) — 1.7%
Gibson Energy ULC	10.000	1/15/18	8,810	9,206
Upstream — 1.4%
Paramount Resources Ltd.	8.250	12/13/17	(13)	8,029

Total Canada (Cost — $16,412)				17,235

Total Debt Investments (Cost — $104,693)				107,790

Total Long-Term Investments (Cost — $599,480)				645,552

Short-Term Investment — 3.3%
Repurchase Agreement — 3.3%
J.P. Morgan Securities Inc. (Agreement dated 2/28/11 to be repurchased at $18,706), collateralized by $20,634 in U.S. Treasury securities (Cost — $18,706)	0.050	3/1/11		18,706

Total Investments — 118.8% (Cost — $618,186)				664,258

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Contracts	Value

Liabilities
Call Option Contracts Written(14)
Midstream Company
El Paso Corporation, call option expiring 3/18/11 @ $17.00	2,000	$(304)
El Paso Corporation, call option expiring 3/18/11 @ $18.00	3,000	(240)
National Fuel Gas Company, call option expiring 3/18/11 @ $70.00	600	(216)
ONEOK, Inc., call option expiring 3/18/11 @ $60.00	1,500	(712)
Sempra Energy, call option expiring 3/18/11 @ $52.50	200	(24)
The Williams Companies, Inc., call option expiring 3/18/11 @ $30.00	1,042	(89)
The Williams Companies, Inc., call option expiring 3/18/11 @ $31.00	1,600	(54)

		(1,639)

Midstream MLP
Copano Energy, L.L.C., call option expiring 3/18/11 @ $35.00	55	(6)
Energy Transfer Equity, L.P., call option expiring 3/18/11 @ $40.00	200	(15)
Energy Transfer Partners, L.P., call option expiring 3/18/11 @ $55.00	1,200	(78)
Enterprise Products Partners L.P., call option expiring 3/18/11 @ $43.00	525	(50)
Magellan Midstream Partners, L.P., call option expiring 3/18/11 @ $57.50	900	(234)
MarkWest Energy Partners, L.P., call option expiring 3/18/11 @ $43.00	300	(68)

		(451)

Other Energy
CONSOL Energy Inc., call option expiring 3/18/11 @ $50.00	250	(54)
Penn Virginia Corporation, call option expiring 3/18/11 @ $17.50	600	(12)

		(66)

Total Call Option Contracts Written (Premiums Received $1,072)		(2,156)

Revolving Credit Facility		(100,000)
Other Liabilities		(11,488)

Total Liabilities		(113,644)
Other Assets		8,144

Total Liabilities in Excess of Other Assets		(105,500)

Net Assets		$558,758

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

(3)	Includes limited liability companies.

(4)	This company is structured like an MLP but is not treated as a partnership for federal income tax purposes.

(5)	Security or a portion thereof is segregated as collateral on option contracts written.

(6)	Distributions are paid-in-kind.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(7)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(8)	Fair valued securities, restricted from public sale.

(9)	The Fund believes that it is an affiliate of Plains All American GP LLC.

(10)	Securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. The Fund had less than 25% of its total assets invested in publicly traded partnerships at February 28, 2011. It is the Fund’s intention to be treated as a RIC for tax purposes.

(11)	Floating rate second lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points with a 2% LIBOR floor (10.50% as of February 28, 2011).

(12)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points with a 2% LIBOR floor (10.50% as of February 28, 2011).

(13)	Principal amount is 7,500 Canadian dollars.

(14)	Security is non-income producing.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2011, the Fund held the following restricted investments:

				Number of
				Units,
		Acquisition	Type of	Principal ($)	Cost	Fair	Fair Value	Percent of	Percent of
Investment	Security	Date	Restriction	(in 000s)	Basis	Value	Per Unit	Net Assets	Total Assets

Level 3 Investments(1)
Buckeye Partners, L.P.	Class B Units	1/18/11	(2)	268	$15,000	$14,952	$55.85	2.7%	2.2%
Crestwood Midstream Partners LP	Common Units	12/3/10	(2)	77	1,971	2,258	29.32	0.4	0.3
PAA Natural Gas Storage, L.P.	Common Units	2/8/11	(2)	1,168	24,750	26,534	22.72	4.7	4.0
Plains All American GP LLC	Class A Common Units	12/23/10, 12/31/10	(3)	7	10,020	10,605	1,522	1.9	1.6

Total					$51,741	$54,349		9.7%	8.1%

Level 2 Investments(4)
Basic Energy Services, Inc.	Senior Notes	2/3/11	(2)	$1,750	$1,750	$1,816	n/a	0.3%	0.3%
Carrizo Oil & Gas, Inc.	Senior Notes	(5)	(2)	12,000	12,337	12,750	n/a	2.3	1.9
Chaparral Energy, Inc.	Senior Notes	2/7/11	(2)	750	750	763	n/a	0.1	0.1
Crestwood Holdings Partners, LLC	Secured Term Loan	(5)	(3)	5,413	5,594	5,602	n/a	1.0	0.8
Foresight Energy LLC	Senior Notes	(5)	(3)	12,391	13,277	13,320	n/a	2.4	2.0
Navios Maritime Holdings Inc.	Senior Notes	1/13/11, 1/20/11	(2)	5,000	5,005	5,000	n/a	0.9	0.7
Paramount Resources Ltd.	Senior Notes	11/30/10	(2)	(6)	7,306	8,029	n/a	1.4	1.2
Southern Pacific Resource Corp.	Secured Term Loan	(5)	(2)	8,000	7,916	8,160	n/a	1.5	1.2

Total					$53,935	$55,440		9.9%	8.2%

Total of all restricted securities					$105,676	$109,789		19.6%	16.3%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Unregistered security of a public company.

(3)	Unregistered security of a private company.

(4)	These securities have a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(5)	Security was acquired at various dates during the fiscal period ended November 30, 2010 or the quarter ended February 28, 2011.

(6)	Security’s principal amount is 7,500 Canadian dollars.

At February 28, 2011, the cost basis of investments for federal income tax purposes was $618,186. At February 28, 2011, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,971
Gross unrealized depreciation	(1,899)

Net unrealized appreciation	$46,072

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Fund’s repurchase agreements, which are collateralized by U.S. Treasury bonds, are generally high quality and liquid; however, the Fund reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2011. The Fund presents these assets by security type and description on its Schedule of Investments.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Assets at Fair Value
Equity investments	$537,762	$483,413	$—	$54,349
Debt investments	107,790	—	107,790	—
Repurchase agreement	18,706	—	18,706	—

Total assets at fair value	$664,258	$483,413	$126,496	$54,349

Liabilities at Fair Value
Call option contracts written	$2,156	$—	$2,156	$—

For the three months ended February 28, 2011, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2011.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments

Balance — November 30, 2010	$—
Transfers in/out of Level 3	(15,000)
Realized gain (losses)	—
Unrealized gains, net	2,466
Purchases, issuances or settlements	66,883

Balance — February 28, 2011	$54,349 ;

The $2,466 of net unrealized gains presented in the table above for the three months ended February 28, 2011 relate to investments that were still held at February 28, 2011.

The purchases, issuances or settlements of $66,883 for the three months ended February 28, 2011 relate to the Fund’s investments in Crestwood Midstream Partners LP, Buckeye Partners, L.P. (Class B Units), Buckeye Partners, L.P. (Common Units), PAA Natural Gas Storage, L.P. and Plains All American GP LLC. The Fund’s investment in the common units of Buckeye Partners, L.P., which is noted as a transfer out of Level 3 in the table above, became registered effective February 15, 2011.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as		Fair Value as of
Hedging Instruments	Statement of Assets and Liabilities Location	February 28, 2011

Call options	Call option contracts written	$(2,156)

The following tables set forth the effect of the Fund’s derivative instruments.

		For the Three Months
		Ended February 28, 2011
			Net Change in
		Net Realized	Unrealized
	Location of Gains on	Gains/(Losses) on	Gains/(Losses) on
	Derivatives	Derivatives	Derivatives
Derivatives Not Accounted for as	Recognized in	Recognized in	Recognized in
Hedging Instruments	Income	Income	Income

Call options	Options	$271	$(1,084)
Interest rate swap contracts	Interest rate swap contracts	(337)	—

		$(66)	$(1,084)

During the three months ended February 28, 2011, the Fund entered into interest rate swap contracts in anticipation of the private placements of senior unsecured notes and mandatory redeemable preferred stock. On February 17, 2011, these interest rate swap contracts were terminated in conjunction with the pricing of the private placements and resulted in a $337 realized loss.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 4, 2011 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON
MIDSTREAM/ENERGY FUND, INC.

/s/  Kevin S. McCarthy
Name: Kevin S. McCarthy

Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:  April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

KAYNE ANDERSON
MIDSTREAM/ENERGY FUND, INC.

/s/  Kevin S. McCarthy
Name: Kevin S. McCarthy

Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:  April 29, 2011

/s/  Terry A. Hart
Name: Terry A. Hart
Title:  Chief Financial Officer and Treasurer
Date:  April 29, 2011